Organization and Principal Activities (Details) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Nov. 06, 2012	May 14, 2010	Sep. 30, 2017	Sep. 30, 2016
Organization and Principal Activities [Line Items]
Price per ADS		$ 4.00
Issuance of ordinary shares in form of ADS		4,000,000
Proceeds from issuance of shares		$ 14.5
Entity Incorporation, State Country Name			British Virgin Islands
Entity Incorporation, Date Of Incorporation			Oct. 27, 2009
Reverse stock split	1-for-10
Ordinary share, shares issued			1,405,000	1,405,000
Ordinary share, shares outstanding			1,405,000	1,405,000
Before Reverse Stock Split [Member]
Organization and Principal Activities [Line Items]
Ordinary share, shares issued	14,050,000
Ordinary share, shares outstanding	14,050,000
After Reverse Stock Split [Member]
Organization and Principal Activities [Line Items]
Ordinary share, shares issued	1,405,000
Ordinary share, shares outstanding	1,405,000